Earnings Per Common Share - Summary of Information Necessary to Calculate EPS (Detail) - PHP (₱) ₱ / shares in Units, shares in Thousands, ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Consolidated net income attributable to equity holders of PLDT, basic	₱ 18,916	₱ 13,371	₱ 20,006
Dividends on preferred shares, basic	(59)	(59)	(59)
Consolidated net income attributable to common equity holders of PLDT, basic	₱ 18,857	₱ 13,312	₱ 19,947
Weighted average number of common shares, basic	216,056	216,056	216,056
EPS attributable to common equity holders of PLDT, basic	₱ 87.28	₱ 61.61	₱ 92.33
Consolidated net income attributable to equity holders of PLDT, diluted	₱ 18,916	₱ 13,371	₱ 20,006
Dividends on preferred shares, diluted	(59)	(59)	(59)
Consolidated net income attributable to common equity holders of PLDT, diluted	₱ 18,857	₱ 13,312	₱ 19,947
Weighted average number of common shares, diluted	216,056	216,056	216,056
EPS attributable to common equity holders of PLDT, diluted	₱ 87.28	₱ 61.61	₱ 92.33